Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Liabilities [abstract]
Other Financial Liabilities

NOTE 25. OTHER FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for Purchase to be Settled	37,476,044	36,309,500
Collections and Other Transactions on Behalf of Third Parties	287,843,529	285,249,785
Obligations for Purchase Financing	2,443,246,153	1,625,618,695
Creditors for Purchase of Foreign Currency to be Settled	62,925,375	79,424,440
Accrued Fees Payable	18,535,536	22,026,180
Sundry Items Subject to Minimum Cash	79,234,565	37,243,225
Sundry Items not Subject to Minimum Cash	492,085,669	604,260,651
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	11,937,367	14,831,306
Cash or equivalents for purchases or cash sales to be settled	7,227,499	843,264
Lease Liabilities	53,715,615	64,154,942
Other Financial Liabilities(*)	68,584,244	2,886,080
Total	3,562,811,596	2,772,848,068
(*) Includes the PCE of contingent commitments and revocable agreed-upon current account advances.
The breakdown of Other Financial Liabilities per remaining terms is detailed in Schedule I.